Calamos Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (33.1%)

	Airlines (0.6%)
28,196	Air Canada Pass Through Trust Series 2013-1, Class B* 5.375%, 11/15/22	$28,318
289,999	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	287,868
1,250,000	Alaska Airlines Pass Through Trust Series 2020-1, Class A*µ 4.800%, 02/15/29	1,395,413
952,000	Alaska Airlines Pass Through Trust Series 2020-1, Class B*µ 8.000%, 02/15/27	1,055,482
989,000	JetBlue Pass Through Trust Series 2020-1, Class Bµ 7.750%, 05/15/30	1,125,522
635,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	721,328
418,645	UAL Pass Through Trust Series 2007-1 6.636%, 01/02/24	429,254
1,046,503	United Airlines Pass Through Trust Series 2014-2, Class Bµ 4.625%, 03/03/24	1,055,126
615,655	United Airlines Pass Through Trust Series 2019-2, Class Bµ 3.500%, 11/01/29	582,305

		6,680,616

	Communication Services (4.4%)
1,760,000	Altice France, SA* 7.375%, 05/01/26	1,845,923
1,625,000	Arrow Bidco, LLC* 9.500%, 03/15/24	1,432,096
1,075,000	Ashtead Capital, Inc.*^ 4.000%, 05/01/28	1,144,929
783,000	Beasley Mezzanine Holdings, LLC* 8.625%, 02/01/26	787,886
765,000	Brink’s Company* 5.500%, 07/15/25	816,018
411,000	Cable One, Inc.*^ 4.000%, 11/15/30	421,945
1,240,000	CenturyLink, Inc.*^ 4.000%, 02/15/27	1,284,293
1,885,000	Cincinnati Bell, Inc.* 8.000%, 10/15/25	2,018,515
625,000	Consolidated Communications, Inc.*^ 6.500%, 10/01/28	680,531
	CSC Holdings, LLC*
3,385,000	5.500%, 04/15/27	3,575,440
2,300,000	5.750%, 01/15/30	2,471,810
1,605,000	5.500%, 05/15/26	1,666,118
400,000	4.625%, 12/01/30	408,560
2,360,000	Cumulus Media New Holdings, Inc.*^ 6.750%, 07/01/26	2,399,200

PRINCIPAL AMOUNT		VALUE
	Diamond Sports Group, LLC / Diamond Sports Finance Company*^
750,000	6.625%, 08/15/27	$477,788
585,000	5.375%, 08/15/26	473,540
4,144,000	Embarq Corp. 7.995%, 06/01/36	5,084,398
	Entercom Media Corp.*^
902,000	7.250%, 11/01/24	920,130
755,000	6.500%, 05/01/27	775,000
	Frontier Communications Corp.
1,645,000	11.000%, 09/15/25@	875,502
1,449,000	7.625%, 04/15/24@	750,843
380,000	5.875%, 10/15/27*^	407,550
270,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.* 5.250%, 12/01/27	285,044
290,000	Hughes Satellite Systems Corp.^ 5.250%, 08/01/26	321,949
	Intelsat Jackson Holdings, SA@
1,305,000	9.750%, 07/15/25*	962,960
1,060,000	8.000%, 02/15/24*	1,087,147
510,000	5.500%, 08/01/23	357,122
900,000	LCPR Senior Secured Financing DAC*^ 6.750%, 10/15/27	968,949
525,000	Ligado Networks, LLC*
	15.500%, 11/01/23	530,828
	Netflix, Inc.^
835,000	4.875%, 06/15/30*	1,015,502
525,000	4.875%, 04/15/28	615,405
	Scripps Escrow II, Inc.*
514,000	3.875%, 01/15/29µ	515,367
257,000	5.375%, 01/15/31	260,030
1,450,000	Scripps Escrow, Inc.*^
	5.875%, 07/15/27	1,513,002
514,000	Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc.*^ 4.625%, 11/01/26	535,382
	Sirius XM Radio, Inc.*^
1,350,000	5.500%, 07/01/29	1,472,432
1,350,000	4.625%, 07/15/24	1,396,764
925,000	Sprint Capital Corp. 6.875%, 11/15/28	1,189,744
	Sprint Corp.
1,915,000	7.125%, 06/15/24	2,234,977
1,355,000	7.625%, 03/01/26^	1,671,799
805,000	Telecom Italia Capital, SAµ^ 6.000%, 09/30/34	965,767
878,000	Telesat Canada / Telesat, LLC*µ 4.875%, 06/01/27	911,926
1,450,000	United States Cellular Corp. 6.700%, 12/15/33	1,878,344
427,000	Windstream Services, LLC / Windstream Finance Corp.@ 7.750%, 10/01/21	4,590

		51,413,045

	Consumer Discretionary (5.5%)
1,090,000	American Axle & Manufacturing, Inc.^ 6.875%, 07/01/28	1,147,857
	Ashton Woods USA, LLC / Ashton Woods Finance Company*
780,000	6.625%, 01/15/28	833,056

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
611,000	9.875%, 04/01/27	$692,740
1,325,000	BorgWarner, Inc.*^ 5.000%, 10/01/25	1,561,367
1,375,000	Boyd Gaming Corp. 6.000%, 08/15/26	1,425,201
	Caesars Entertainment, Inc.*
512,000	8.125%, 07/01/27^	561,731
512,000	6.250%, 07/01/25	540,175
1,610,000	Caesars Resort Collection, LLC / CRC Finco, Inc.*^ 5.250%, 10/15/25	1,604,317
	Carnival Corp.*^
512,000	10.500%, 02/01/26	594,499
257,000	7.625%, 03/01/26	272,343
775,000	Carvana Company*^ 5.625%, 10/01/25	801,955
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
3,350,000	5.125%, 05/01/27^	3,524,702
1,300,000	5.750%, 02/15/26	1,341,912
540,000	5.000%, 02/01/28	567,751
515,000	4.250%, 02/01/31	528,514
810,000	Cedar Fair, LP^ 5.250%, 07/15/29	812,106
	Century Communities, Inc.
1,350,000	6.750%, 06/01/27	1,446,336
800,000	5.875%, 07/15/25	833,600
2,225,000	Dana Financing Luxembourg Sarl*^ 6.500%, 06/01/26	2,327,305
	DISH DBS Corp.^
828,000	7.750%, 07/01/26	899,365
255,000	7.375%, 07/01/28	265,876
	ESH Hospitality, Inc.*^
735,000	5.250%, 05/01/25	750,317
540,000	4.625%, 10/01/27	552,620
	Expedia Group, Inc.*
640,000	7.000%, 05/01/25µ	703,322
384,000	6.250%, 05/01/25^	444,422
645,000	Ford Motor Company 8.500%, 04/21/23	723,071
	Ford Motor Credit Company, LLC
1,400,000	4.063%, 11/01/24^	1,459,780
1,250,000	4.134%, 08/04/25^	1,314,125
1,225,000	3.664%, 09/08/24^	1,264,322
850,000	4.000%, 11/13/30^	871,250
500,000	4.389%, 01/08/26	532,235
2,160,000	goeasy, Ltd.* 5.375%, 12/01/24	2,262,406
513,000	Guitar Center, Inc.* 8.500%, 01/15/26	538,886
270,000	Installed Building Products, Inc.* 5.750%, 02/01/28	289,008
	International Game Technology, PLC*^
1,350,000	6.250%, 01/15/27	1,548,450
325,000	5.250%, 01/15/29	347,406
	L Brands, Inc.
1,540,000	6.875%, 11/01/35	1,788,140
854,000	6.694%, 01/15/27^	957,095
259,000	6.875%, 07/01/25*^	282,582
1,400,000	Lennar Corp.^ 5.250%, 06/01/26	1,653,582
	Life Time, Inc.*
783,000	5.750%, 01/15/26	792,161
522,000	8.000%, 04/15/26	523,670

PRINCIPAL AMOUNT		VALUE
	M/I Homes, Inc.
1,415,000	5.625%, 08/01/25	$1,472,208
780,000	4.950%, 02/01/28	823,930
	Macy’s Retail Holdings, LLC
520,000	6.700%, 07/15/34*	495,893
265,000	5.125%, 01/15/42^	216,486
512,000	Macy’s, Inc.*^ 8.375%, 06/15/25	567,521
	Mattel, Inc.*^
1,350,000	5.875%, 12/15/27	1,489,482
1,230,000	6.750%, 12/31/25	1,293,886
1,255,000	Mclaren Finance, PLC* 5.750%, 08/01/22	1,192,626
	Meredith Corp.^
523,000	6.500%, 07/01/25*	557,324
260,000	6.875%, 02/01/26	263,442
2,185,000	Meritage Homes Corp. 7.000%, 04/01/22	2,320,186
783,000	Mohegan Gaming & Entertainment*^ 8.000%, 02/01/26	773,886
1,004,000	Newell Brands, Inc. 4.700%, 04/01/26	1,105,575
	Rite Aid Corp.
2,044,000	8.000%, 11/15/26*	2,199,978
519,000	7.700%, 02/15/27	518,554
	Royal Caribbean Cruises, Ltd.*
515,000	11.500%, 06/01/25µ	594,346
257,000	10.875%, 06/01/23^	290,181
1,350,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.*^ 4.875%, 11/01/27	1,347,867
810,000	Taylor Morrison Communities, Inc.*µ^ 5.750%, 01/15/28	918,005
1,350,000	Twin River Worldwide Holdings, Inc.* 6.750%, 06/01/27	1,450,210
413,069	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	410,859
262,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	305,406
1,045,000	VOC Escrow, Ltd.*^ 5.000%, 02/15/28	1,018,676

		63,808,085

	Consumer Staples (1.6%)
513,000	Central Garden & Pet Company^ 4.125%, 10/15/30	537,255
795,000	Dean Foods Company*@ 6.500%, 03/15/23	15,439
513,000	Edgewell Personal Care Company* 5.500%, 06/01/28	549,551
770,000	Energizer Holdings, Inc.*^ 4.375%, 03/31/29	787,063
720,000	Fresh Market, Inc.* 9.750%, 05/01/23	743,515
1,295,000	JBS USA LUX, SA / JBS USA Finance, Inc.* 6.750%, 02/15/28	1,437,761
429,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.* 6.500%, 04/15/29	488,348

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Kraft Heinz Foods Company
1,585,000	4.375%, 06/01/46	$1,690,577
259,000	4.250%, 03/01/31^	292,025
259,000	3.875%, 05/15/27^	283,499
	New Albertson’s, Inc.
672,000	7.750%, 06/15/26	782,013
270,000	8.000%, 05/01/31	335,972
	Petsmart, Inc. / PetSmart Finance Corp.*
250,000	7.750%, 02/15/29	250,000
250,000	4.750%, 02/15/28	250,000
	Pilgrim’s Pride Corp.*
1,525,000	5.875%, 09/30/27	1,626,489
520,000	5.750%, 03/15/25	532,121
	Post Holdings, Inc.*
1,350,000	5.750%, 03/01/27	1,419,269
405,000	5.500%, 12/15/29^	440,215
260,000	5.625%, 01/15/28	276,307
250,000	4.625%, 04/15/30^	259,380
1,060,000	Simmons Foods, Inc.* 7.750%, 01/15/24	1,107,583
1,130,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	1,196,478
	Vector Group, Ltd.*
1,430,000	6.125%, 02/01/25	1,451,893
1,425,000	5.750%, 02/01/29	1,472,908

		18,225,661

	Energy (3.3%)
393,000	Antero Resources Corp.*^ 7.625%, 02/01/29	401,284
	Apache Corp.
1,037,000	5.100%, 09/01/40	1,049,226
582,000	4.875%, 11/15/27^	598,907
518,000	4.625%, 11/15/25^	530,085
806,000	Bruin E&P Partners, LLC* 8.875%, 08/01/23	1,411
	Buckeye Partners, LP^
810,000	3.950%, 12/01/26	817,557
545,000	5.850%, 11/15/43	544,537
810,000	ChampionX Corp. 6.375%, 05/01/26	850,014
1,040,000	Cheniere Energy Partners, LP^ 5.625%, 10/01/26	1,084,418
520,000	Cheniere Energy, Inc.* 4.625%, 10/15/28	542,303
669,000	Chesapeake Energy Corp.*@ 11.500%, 01/01/25	199,613
260,000	CNX Resources Corp.*^ 7.250%, 03/14/27	279,526
	Continental Resources, Inc.^
1,035,000	3.800%, 06/01/24	1,062,904
780,000	4.375%, 01/15/28	796,645
1,590,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	1,431,382
580,000	Diamond Offshore Drilling, Inc.@ 7.875%, 08/15/25	90,445
2,350,000	Energy Transfer Operating, LP‡ 3.223%, 11/01/66 3 mo. USD LIBOR + 3.02%	1,636,234
	EnLink Midstream Partners, LP
1,300,000	6.000%, 12/15/22‡ 3 mo. USD LIBOR + 4.11%	718,588
1,125,000	4.850%, 07/15/26	1,093,725

PRINCIPAL AMOUNT		VALUE
	EQT Corp.^
600,000	8.750%, 02/01/30	$765,828
430,000	7.875%, 02/01/25	507,456
250,000	5.000%, 01/15/29	272,280
1,017,000	Genesis Energy, LP / Genesis Energy Finance Corp. 6.250%, 05/15/26	913,693
	Gulfport Energy Corp.@
1,300,000	6.375%, 05/15/25	1,003,665
725,000	6.000%, 10/15/24	560,316
270,000	Hess Midstream Operations, LP*^ 5.125%, 06/15/28	281,032
361,000	HighPoint Operating Corp. 7.000%, 10/15/22	145,487
260,000	Holly Energy Partners, LP / Holly Energy Finance Corp.*^ 5.000%, 02/01/28	261,950
875,000	Laredo Petroleum, Inc.^ 10.125%, 01/15/28	762,772
1,635,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*^ 6.000%, 08/01/26	1,691,718
	Moss Creek Resources Holdings, Inc.*
540,000	10.500%, 05/15/27	480,713
495,000	7.500%, 01/15/26	415,864
550,000	Murphy Oil Corp.^ 5.875%, 12/01/27	523,534
521,000	New Fortress Energy, Inc.* 6.750%, 09/15/25	539,688
255,000	Newfield Exploration Company^ 5.750%, 01/30/22	264,884
485,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	202,424
	Occidental Petroleum Corp.^
3,165,000	4.300%, 08/15/39	2,774,661
2,335,000	2.900%, 08/15/24	2,268,686
1,962,000	2.700%, 08/15/22	1,969,887
520,000	5.875%, 09/01/25	545,844
250,000	Ovintiv, Inc.^ 6.500%, 08/15/34	305,805
507,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	494,944
810,000	Parkland Fuel Corp.*^ 5.875%, 07/15/27	866,935
1,040,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	872,966
385,000	Range Resources Corp.*^ 8.250%, 01/15/29	405,032
1,060,000	SESI, LLC@ 7.750%, 09/15/24	412,775
301,000	SM Energy Company*^ 10.000%, 01/15/25	334,504
258,000	Southwestern Energy Company^ 8.375%, 09/15/28	276,571
584,000	Transocean, Inc.*^ 11.500%, 01/30/27	461,290
1,300,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.*^ 8.750%, 04/15/23	1,210,742
550,000	Viper Energy Partners, LP*^ 5.375%, 11/01/27	578,039
985,000	W&T Offshore, Inc.* 9.750%, 11/01/23	780,544

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
496,000	Weatherford International, Ltd.*^ 11.000%, 12/01/24	$425,677

		38,307,010

	Financials (5.9%)
3,437,000	Acrisure, LLC / Acrisure Finance, Inc.*^ 7.000%, 11/15/25	3,549,218
522,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	534,403
1,040,000	AG Issuer, LLC* 6.250%, 03/01/28	1,090,773
2,250,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 6.750%, 10/15/27	2,383,065
1,724,000	Ally Financial, Inc.^ 8.000%, 11/01/31	2,510,782
2,125,000	AmWINS Group, Inc.* 7.750%, 07/01/26	2,278,510
2,385,000	AssuredPartners, Inc.* 7.000%, 08/15/25	2,460,938
	Aviation Capital Group, LLC*µ
1,146,000	3.500%, 11/01/27^	1,211,265
250,000	6.750%, 04/06/21	252,730
2,937,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*^ 5.750%, 05/15/26	3,051,191
	Credit Acceptance Corp.^
1,335,000	6.625%, 03/15/26	1,417,703
1,045,000	5.125%, 12/31/24*	1,084,135
320,000	Cushman & Wakefield US Borrower, LLC* 6.750%, 05/15/28	348,646
1,350,000	Donnelley Financial Solutions, Inc. 8.250%, 10/15/24	1,422,320
1,087,000	Genworth Mortgage Holdings, Inc.*^ 6.500%, 08/15/25	1,164,590
915,008	Global Aircraft Leasing Company, Ltd.* 6.500%, 09/15/24 7.250% PIK rate	821,686
993,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*^ 3.750%, 12/15/27	1,013,277
1,688,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	1,744,919
4,580,000	HUB International, Ltd.* 7.000%, 05/01/26	4,754,177
	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
1,285,000	5.250%, 05/15/27	1,352,809
261,000	4.375%, 02/01/29*	259,606
2,090,000	ILFC E-Capital Trust II*‡ 3.480%, 12/21/65 3 mo. USD LIBOR + 1.80%	1,690,016
2,390,000	Iron Mountain, Inc.*^ 5.250%, 03/15/28	2,515,690
2,175,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.* 6.250%, 06/03/26	2,286,469

PRINCIPAL AMOUNT		VALUE
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*
2,289,000	5.250%, 10/01/25	$2,291,747
263,000	4.250%, 02/01/27^	252,633
1,125,000	Level 3 Financing, Inc. 5.375%, 05/01/25	1,156,298
2,365,000	LPL Holdings, Inc.* 5.750%, 09/15/25	2,444,961
2,250,000	MetLife, Inc.µ 6.400%, 12/15/66	2,913,705
520,000	MGIC Investment Corp. 5.250%, 08/15/28	556,566
	Navient Corp.
2,298,000	5.000%, 03/15/27^	2,332,056
593,000	6.750%, 06/25/25^	650,568
522,000	4.875%, 03/15/28	519,077
580,000	NexBank Capital, Inc.*‡ 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	571,375
	OneMain Finance Corp.
1,350,000	7.125%, 03/15/26	1,585,237
1,000,000	6.875%, 03/15/25^	1,147,310
	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*
614,000	7.500%, 06/01/25	664,336
517,000	5.875%, 10/01/28^	546,624
1,200,000	Prospect Capital Corp.µ 3.706%, 01/22/26	1,188,180
1,350,000	Radian Group, Inc.µ 4.875%, 03/15/27	1,461,443
625,000	SLM Corp.^ 4.200%, 10/29/25	663,875
1,300,000	Starwood Property Trust, Inc. 4.750%, 03/15/25	1,310,114
1,047,000	StoneX Group, Inc.*µ 8.625%, 06/15/25	1,139,649
470,000	Tronox Finance, PLC*^ 5.750%, 10/01/25	488,744
771,000	United Shore Financial Services, LLC*^ 5.500%, 11/15/25	812,426
1,041,000	VICI Properties, LP / VICI Note Company, Inc.* 3.750%, 02/15/27	1,061,362
1,091,000	XHR, LP* 6.375%, 08/15/25	1,146,270

		68,103,474

	Health Care (3.3%)
	Acadia Healthcare Company, Inc.^
2,485,000	5.625%, 02/15/23	2,494,045
520,000	5.000%, 04/15/29*	547,893
2,935,000	Bausch Health Americas, Inc.* 8.500%, 01/31/27	3,249,896
	Bausch Health Companies, Inc.*
1,150,000	5.000%, 01/30/28	1,186,179
444,000	5.000%, 02/15/29	455,362
257,000	5.250%, 02/15/31	264,802
	Centene Corp.^
1,080,000	4.250%, 12/15/27	1,144,865
514,000	3.000%, 10/15/30	538,446

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	CHS/Community Health Systems, Inc.*
4,321,000	8.125%, 06/30/24	$4,554,334
1,180,000	8.000%, 03/15/26^	1,270,034
594,000	6.875%, 04/15/29	601,674
	DaVita, Inc.*
1,294,000	4.625%, 06/01/30	1,360,046
260,000	3.750%, 02/15/31	258,456
	Encompass Health Corp.
525,000	4.750%, 02/01/30	563,881
525,000	4.500%, 02/01/28	550,263
1,305,000	HCA, Inc. 7.500%, 11/06/33	1,791,948
1,785,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*@ 5.625%, 10/15/23	738,312
1,103,000	Team Health Holdings, Inc.* 6.375%, 02/01/25	994,553
	Tenet Healthcare Corp.
2,465,000	6.250%, 02/01/27*^	2,600,378
1,475,000	4.625%, 07/15/24	1,502,892
1,420,000	6.875%, 11/15/31^	1,541,382
1,350,000	4.875%, 01/01/26*	1,410,183
2,449,000	Teva Pharmaceutical Finance Company, BVµ 2.950%, 12/18/22	2,458,502
	Teva Pharmaceutical Finance Netherlands III, BV^
2,320,000	2.800%, 07/21/23	2,302,530
2,105,000	6.000%, 04/15/24µ	2,218,123
1,829,000	West Street Merger Sub, Inc.* 6.375%, 09/01/25	1,885,918

		38,484,897

	Industrials (5.1%)
1,035,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	1,151,437
1,095,000	ACCO Brands Corp.*^ 5.250%, 12/15/24	1,126,416
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
1,300,000	4.625%, 01/15/27	1,364,389
783,000	4.875%, 02/15/30	837,873
514,000	3.500%, 03/15/29	508,130
	Allison Transmission, Inc.*
925,000	4.750%, 10/01/27	969,160
255,000	3.750%, 01/30/31^	254,102
	American Airlines Group, Inc.*^
832,000	5.000%, 06/01/22	783,320
260,000	3.750%, 03/01/25	199,745
2,650,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	2,798,532
540,000	Avolon Holdings Funding, Ltd.*µ 5.250%, 05/15/24	591,635
1,325,000	Beacon Roofing Supply, Inc.* 4.875%, 11/01/25	1,341,165
	Cascades, Inc. / Cascades USA, Inc.*
810,000	5.125%, 01/15/26	862,059
540,000	5.375%, 01/15/28	571,682
	Delta Air Lines, Inc.^
257,000	7.375%, 01/15/26	295,514
257,000	3.800%, 04/19/23	263,713

PRINCIPAL AMOUNT		VALUE
	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*µ
257,000	4.750%, 10/20/28	$284,928
128,000	4.500%, 10/20/25	136,931
522,000	Endurance Acquisition Merger Sub* 6.000%, 02/15/29	515,496
500,000	EnerSys* 4.375%, 12/15/27	533,750
2,215,000	Fly Leasing, Ltd.^ 5.250%, 10/15/24	2,160,865
518,000	GFL Environmental, Inc.*^ 3.750%, 08/01/25	530,660
	Golden Nugget, Inc.*
790,000	6.750%, 10/15/24	791,833
540,000	8.750%, 10/01/25^	561,767
582,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	632,966
535,000	Granite US Holdings Corp.*^ 11.000%, 10/01/27	601,324
675,000	Graphic Packaging International, LLC*^ 4.750%, 07/15/27	746,132
1,320,000	Great Lakes Dredge & Dock Corp.^ 8.000%, 05/15/22	1,343,232
1,192,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	1,188,734
115,000	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.* 5.750%, 01/20/26	119,485
1,350,000	Herc Holdings, Inc.*^ 5.500%, 07/15/27	1,424,992
	Howmet Aerospace, Inc.^
1,550,000	5.125%, 10/01/24	1,707,077
446,000	6.875%, 05/01/25	520,232
1,319,000	Jeld-Wen, Inc.* 4.625%, 12/15/25	1,348,308
942,000	KeHE Distributors, LLC / KeHE Finance Corp.* 8.625%, 10/15/26	1,054,117
774,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	796,934
515,000	MasTec, Inc.*^ 4.500%, 08/15/28	543,016
	Meritor, Inc.^
2,053,000	6.250%, 02/15/24	2,083,200
154,000	4.500%, 12/15/28*	156,994
650,000	Moog, Inc.* 4.250%, 12/15/27	678,197
1,300,000	Nationstar Mortgage Holdings, Inc.* 6.000%, 01/15/27	1,376,661
	Navistar International Corp.*
1,770,000	6.625%, 11/01/25	1,845,614
515,000	9.500%, 05/01/25	574,194
1,040,000	Novelis Corp.* 4.750%, 01/30/30	1,095,942
1,210,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	1,219,402
535,000	Patrick Industries, Inc.* 7.500%, 10/15/27	587,366

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,130,000	Peninsula Pacific Entertainment, LLC / Peninsula Pacific Entertainment Finance In* 8.500%, 11/15/27	$1,212,546
256,000	Picasso Finance Sub, Inc.* 6.125%, 06/15/25	273,920
1,040,000	QVC, Inc.µ 4.375%, 09/01/28	1,084,470
805,000	Scientific Games International, Inc.*^ 5.000%, 10/15/25	830,140
886,000	SEG Holding, LLC / SEG Finance Corp.*^ 5.625%, 10/15/28	945,273
519,000	Sensata Technologies, Inc.*µ 3.750%, 02/15/31	533,309
	Sinclair Television Group, Inc.*^
515,000	5.500%, 03/01/30	531,552
514,000	4.125%, 12/01/30	513,157
	Standard Industries, Inc.*
520,000	5.000%, 02/15/27µ	542,792
256,000	4.375%, 07/15/30^	271,726
	Station Casinos, LLC*
1,575,000	4.500%, 02/15/28^	1,548,524
709,000	5.000%, 10/01/25	714,303
513,000	Stericycle, Inc.*µ 3.875%, 01/15/29	527,374
779,000	STL Holding Company, LLC* 7.500%, 02/15/26	811,640
850,000	Tennant Company^ 5.625%, 05/01/25	884,638
1,400,000	TransDigm UK Holdings, PLC^ 6.875%, 05/15/26	1,480,038
	TransDigm, Inc.
1,360,000	6.250%, 03/15/26*	1,440,390
815,000	7.500%, 03/15/27^	872,686
	United Rentals North America, Inc.
465,000	5.875%, 09/15/26	490,254
258,000	3.875%, 02/15/31^	269,788
655,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	675,351
	WESCO Distribution, Inc.*
520,000	7.125%, 06/15/25	566,368
260,000	7.250%, 06/15/28	292,466
1,350,000	XPO Logistics, Inc.*^ 6.750%, 08/15/24	1,428,934

		59,820,860

	Information Technology (1.0%)
540,000	CDK Global, Inc.* 5.250%, 05/15/29	585,873
1,136,000	CommScope Technologies, LLC*^ 6.000%, 06/15/25	1,161,719
	Dell International, LLC / EMC Corp.*
1,265,000	6.020%, 06/15/26µ	1,527,374
825,000	6.100%, 07/15/27^	1,021,688
500,000	5.850%, 07/15/25µ	594,220
520,000	Fair Isaac Corp.* 4.000%, 06/15/28	537,488
1,130,000	KBR, Inc.* 4.750%, 09/30/28	1,174,872
1,130,000	MPH Acquisition Holdings, LLC*^ 5.750%, 11/01/28	1,121,740

PRINCIPAL AMOUNT		VALUE
810,000	MTS Systems Corp.*^ 5.750%, 08/15/27	$881,701
771,000	ON Semiconductor Corp.*^ 3.875%, 09/01/28	801,894
780,000	Open Text Corp.* 3.875%, 02/15/28	800,093
715,000	PTC, Inc.*µ 4.000%, 02/15/28	746,052
521,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	527,356

		11,482,070

	Materials (1.6%)
1,730,000	Alcoa Nederland Holding, BV* 7.000%, 09/30/26	1,829,821
500,000	Allegheny Technologies, Inc.^ 5.875%, 12/01/27	526,090
805,000	ArcelorMittal, SA 7.250%, 10/15/39	1,163,716
445,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.* 6.000%, 02/15/25	458,706
1,125,000	Clearwater Paper Corp.*^ 4.750%, 08/15/28	1,166,141
700,000	First Quantum Minerals, Ltd.* 7.250%, 04/01/23	716,527
	Freeport-McMoRan, Inc.^
700,000	5.000%, 09/01/27	746,039
520,000	5.450%, 03/15/43	651,882
460,000	5.400%, 11/14/34	573,560
770,000	HB Fuller Company^ 4.250%, 10/15/28	789,381
800,000	Hudbay Minerals, Inc.*^ 6.125%, 04/01/29	849,208
800,000	JW Aluminum Continuous Cast Company*^ 10.250%, 06/01/26	850,712
	Kaiser Aluminum Corp.*
555,000	4.625%, 03/01/28^	573,809
483,000	6.500%, 05/01/25	517,395
587,000	Mercer International, Inc.*^ 5.125%, 02/01/29	598,188
270,000	Mineral Resources, Ltd.* 8.125%, 05/01/27	300,167
	New Gold, Inc.*
323,000	6.375%, 05/15/25	335,284
250,000	7.500%, 07/15/27	270,218
270,000	Norbord, Inc.* 5.750%, 07/15/27	290,725
1,120,000	OCI, NV*^ 4.625%, 10/15/25	1,161,474
517,000	Owens-Brockway Glass Container, Inc.*^ 6.625%, 05/13/27	561,100
	PBF Holding Company, LLC / PBF Finance Corp.
2,215,000	7.250%, 06/15/25	1,471,934
260,000	9.250%, 05/15/25*µ^	251,225
1,194,000	Silgan Holdings, Inc.^ 4.125%, 02/01/28	1,240,303
807,000	Univar Solutions USA, Inc.*^ 5.125%, 12/01/27	849,763
257,000	Valvoline, Inc.* 3.625%, 06/15/31	258,858

		19,002,226

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Real Estate (0.4%)
1,325,000	CBL & Associates, LP@ 5.250%, 12/01/23	$497,259
314,000	EPR Properties^ 3.750%, 08/15/29	307,353
	Forestar Group, Inc.*
1,350,000	8.000%, 04/15/24	1,421,253
750,000	5.000%, 03/01/28	781,927
259,000	iStar, Inc. 5.500%, 02/15/26	263,986
	Service Properties Trustµ
1,350,000	4.350%, 10/01/24	1,327,617
485,000	5.250%, 02/15/26	478,506

		5,077,901

	Utilities (0.4%)
780,000	Calpine Corp.* 4.500%, 02/15/28	802,292
520,000	NRG Energy, Inc. 6.625%, 01/15/27	546,109
1,569,000	PPL Capital Funding, Inc.µ‡ 2.905%, 03/30/67 3 mo. USD LIBOR + 2.67%	1,462,685
	Talen Energy Supply, LLC*^
540,000	10.500%, 01/15/26	497,491
270,000	7.250%, 05/15/27	285,890
1,300,000	TerraForm Power Operating, LLC*µ 5.000%, 01/31/28	1,447,251

		5,041,718

	TOTAL CORPORATE BONDS (Cost $375,881,905)	385,447,563

CONVERTIBLE BONDS (85.0%)

	Communication Services (6.8%)
	Liberty Media Corp.
10,000,000	0.500%, 12/01/50*	10,323,300
9,499,000	1.375%, 10/15/23	11,671,611
5,900,000	2.250%, 09/30/46	2,794,181
4,750,000	Liberty Media Corp. / Liberty Formula One^ 1.000%, 01/30/23	5,849,720
5,750,000	Match Group FinanceCo 3, Inc.*~ 2.000%, 01/15/30	10,440,965
5,000,000	Sea, Ltd.* 2.375%, 12/01/25	12,407,400
6,000,000	Snap, Inc. 0.750%, 08/01/26	14,384,640
8,100,000	Zynga, Inc.^ 0.250%, 06/01/24	10,925,847

		78,797,664

.	Consumer Discretionary (22.0%)
10,000,000	Booking Holdings, Inc.*^ 0.750%, 05/01/25	13,532,200
7,000,000	Burlington Stores, Inc.* 2.250%, 04/15/25	9,422,560
2,890,000	Carnival Corp.* 5.750%, 04/01/23	6,088,161
9,250,000	Chegg, Inc.*^ 0.000%, 09/01/26	10,725,930
2,750,000	Dick’s Sporting Goods, Inc.*^ 3.250%, 04/15/25	5,638,628

PRINCIPAL AMOUNT		VALUE
2,983,000	DISH Network Corp. 2.375%, 03/15/24	$2,736,008
14,000,000	Etsy, Inc.*^ 0.125%, 09/01/27	18,618,320
4,898,000	Fiverr International, Ltd.*^ 0.000%, 11/01/25	6,175,692
1,548,000	Guess, Inc.^ 2.000%, 04/15/24	1,765,866
14,250,000	Liberty Broadband Corp.* 2.750%, 09/30/50	14,715,832
	Liberty Interactive, LLC
1,285,000	4.000%, 11/15/29	1,001,208
675,000	3.750%, 02/15/30~	521,444
12,250,000	Marriott Vacations Worldwide Corp.* 0.000%, 01/15/26	12,348,000
	NCL Corp., Ltd.*
4,642,000	5.375%, 08/01/25	7,197,328
3,500,000	6.000%, 05/15/24	6,763,015
5,000,000	RH* 0.000%, 09/15/24	11,480,500
16,750,000	Royal Caribbean Cruises, Ltd.* 4.250%, 06/15/23	20,314,400
4,790,000	Tesla, Inc.^ 2.000%, 05/15/24	61,169,018
4,000,000	Under Armour, Inc.* 1.500%, 06/01/24	6,612,640
16,250,000	Vail Resorts, Inc.*^ 0.000%, 01/01/26	16,387,150
13,750,000	Wayfair, Inc.* 0.625%, 10/01/25	14,036,275
6,500,000	Winnebago Industries, Inc.^ 1.500%, 04/01/25	8,507,850

		255,758,025

	Energy (2.1%)
2,932,000	Helix Energy Solutions Group, Inc. 4.125%, 09/15/23	2,767,456
9,750,000	Integra LifeSciences Holdings Corp.* 0.500%, 08/15/25	10,962,803
7,750,000	Pioneer Natural Resources Company*^~ 0.250%, 05/15/25	10,730,960
	SunEdison, Inc.@
10,545,000	0.250%, 01/15/20	132,867
1,027,000	2.000%, 10/01/18	12,755

		24,606,841

	Financials (0.1%)
1,350,000	Prospect Capital Corp. 4.950%, 07/15/22	1,387,584

	Health Care (14.6%)
4,750,000	BioMarin Pharmaceutical, Inc.*^ 1.250%, 05/15/27	4,986,883
6,250,000	Bridgebio Pharma, Inc.* 2.250%, 02/01/29	6,044,375
3,000,000	CONMED Corp.^ 2.625%, 02/01/24	4,215,600
15,500,000	DexCom, Inc.*^ 0.250%, 11/15/25	15,822,400
2,599,000	Envista Holdings Corp.*^ 2.375%, 06/01/25	4,768,723
7,500,000	Exact Sciences Corp. 0.375%, 03/15/27	10,740,150

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
10,000,000	Guardant Health, Inc.*^ 0.000%, 11/15/27	$13,368,800
15,000,000	Insulet Corp.^ 0.375%, 09/01/26	20,743,050
10,905,000	Jazz Investments I, Ltd.* 2.000%, 06/15/26	14,232,661
11,250,000	NeoGenomics, Inc. 0.250%, 01/15/28	12,159,112
2,315,000	Neurocrine Biosciences, Inc.^ 2.250%, 05/15/24	3,463,194
4,250,000	NuVasive, Inc.* 0.375%, 03/15/25	4,130,108
9,500,000	Omnicell, Inc.*^ 0.250%, 09/15/25	12,708,720
8,750,000	Pacira BioSciences, Inc.* 0.750%, 08/01/25	10,484,337
7,085,000	Repligen Corp.^ 0.375%, 07/15/24	12,893,000
1,840,000	Sarepta Therapeutics, Inc.^ 1.500%, 11/15/24	2,711,792
3,750,000	Tandem Diabetes Care, Inc.*^ 1.500%, 05/01/25	4,332,825
7,500,000	Teladoc Health, Inc.*^ 1.250%, 06/01/27	10,722,525
3,501,000	Tricida, Inc.* 3.500%, 05/15/27	1,713,249

		170,241,504

	Industrials (6.5%)
8,000,000	Air Canada*^ 4.000%, 07/01/25	10,906,080
4,250,000	Air Transport Services Group, Inc. 1.125%, 10/15/24	4,507,083
4,150,000	Atlas Air Worldwide Holdings, Inc. 1.875%, 06/01/24	4,670,783
4,750,000	Middleby Corp.* 1.000%, 09/01/25	5,977,970
14,745,000	Southwest Airlines Company^~ 1.250%, 05/01/25	20,732,060
6,250,000	Sunrun, Inc.* 0.000%, 02/01/26	6,369,250
21,750,000	Uber Technologies, Inc.*^ 0.000%, 12/15/25	22,794,870

		75,958,096

	Information Technology (32.1%)
555,000	Advanced Micro Devices, Inc. 2.125%, 09/01/26	5,962,415
8,500,000	Akamai Technologies, Inc. 0.375%, 09/01/27	9,731,310
12,500,000	Bentley Systems, Inc.*^ 0.125%, 01/15/26	12,592,375
5,755,000	Bill.com Holdings, Inc.*^ 0.000%, 12/01/25	6,256,548
3,750,000	Cloudflare, Inc.* 0.750%, 05/15/25	8,071,800
15,500,000	Coupa Software, Inc.*~ 0.375%, 06/15/26	19,972,370
8,000,000	Datadog, Inc.* 0.125%, 06/15/25	10,753,280
	Envestnet, Inc.
3,250,000	1.750%, 06/01/23^	4,140,045
2,155,000	0.750%, 08/15/25*	2,223,012
2,750,000	Everbridge, Inc.^ 0.125%, 12/15/24	3,754,988

PRINCIPAL AMOUNT		VALUE
4,000,000	Five9, Inc.* 0.500%, 06/01/25	$5,638,560
5,000,000	II-VI, Inc.~ 0.250%, 09/01/22	9,232,650
14,500,000	Inphi Corp.* 0.750%, 04/15/25	21,095,760
5,250,000	LivePerson, Inc.* 0.000%, 12/15/26	5,836,845
7,750,000	Lumentum Holdings, Inc.^ 0.500%, 12/15/26	9,547,225
21,511,000	Microchip Technology, Inc.^ 0.125%, 11/15/24	24,371,318
7,500,000	MongoDB, Inc. 0.250%, 01/15/26	13,900,350
4,750,000	Nice, Ltd.*^ 0.000%, 09/15/25	5,399,277
6,250,000	Nova Measuring Instruments, Ltd.* 0.000%, 10/15/25	7,064,937
	Okta, Inc.
8,000,000	0.125%, 09/01/25^	12,156,000
4,250,000	0.375%, 06/15/26*	5,557,385
3,500,000	ON Semiconductor Corp.^ 1.625%, 10/15/23	6,198,080
9,500,000	Palo Alto Networks, Inc. 0.750%, 07/01/23	13,489,715
7,250,000	Proofpoint, Inc. 0.250%, 08/15/24	7,955,787
2,250,000	Q2 Holdings, Inc.^ 0.750%, 06/01/26	3,485,228
12,250,000	Repay Holdings Corp.* 0.000%, 02/01/26	12,252,327
9,000,000	RingCentral, Inc.*^ 0.000%, 03/01/25	11,303,370
15,000,000	Shift4 Payments, Inc.*^ 0.000%, 12/15/25	17,169,750
1,981,000	Shopify, Inc.^ 0.125%, 11/01/25	2,348,159
8,500,000	Silicon Laboratories, Inc.*^ 0.625%, 06/15/25	11,012,345
19,750,000	Splunk, Inc.*^ 1.125%, 06/15/27	20,807,020
	Square, Inc.*^
10,000,000	0.250%, 11/01/27	11,279,500
10,000,000	0.000%, 05/01/26	11,243,800
3,250,000	Viavi Solutions, Inc. 1.750%, 06/01/23	4,132,050
4,750,000	Wix.com, Ltd.*^ 0.000%, 08/15/25	4,844,478
5,750,000	Workday, Inc.^ 0.250%, 10/01/22	9,221,850
8,500,000	Zendesk, Inc.* 0.625%, 06/15/25	12,611,450
7,952,000	Zscaler, Inc.* 0.125%, 07/01/25	11,887,524

		374,500,883

	Real Estate (0.8%)
4,000,000	IH Merger Sub, LLC 5.750%, 01/15/22	5,309,720

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
3,199,000	Redfin Corp.* 0.000%, 10/15/25	$3,943,439

		9,253,159

	TOTAL CONVERTIBLE BONDS (Cost $785,358,917)	990,503,756

BANK LOANS (4.1%) ¡

	Communication Services (0.9%)
3,250	Clear Channel Outdoor Holdings, Inc.‡ 3.659%, 08/21/26 2 mo. LIBOR + 3.50%	3,178
1,280,500	Clear Channel Outdoor Holdings, Inc.‡ 3.712%, 08/21/26 3 mo. LIBOR + 3.50%	1,252,086
814,688	CommScope, Inc.‡ 3.371%, 04/06/26 1 mo. LIBOR + 3.25%	815,005
538,650	Consolidated Communications, Inc.! 0.000%, 10/02/27	543,975
399,000	Consolidated Communications, Inc.‡ 5.750%, 10/02/27 1 mo. LIBOR + 4.75%	402,944
543,139	CSC Holdings, LLC‡ 2.627%, 04/15/27 1 mo. LIBOR + 2.50%	541,612
1,625,000	Frontier Communications Corp.‡ 5.750%, 10/08/21 1 mo. LIBOR + 4.75%	1,628,957
1,039,500	iHeartCommunications, Inc.‡ 3.121%, 05/01/26 1 mo. LIBOR + 3.00%	1,028,585
2,444,090	Intelsat Jackson Holdings, SA 8.625%, 01/02/24	2,490,491
2,000,000	Intelsat Jackson Holdings, SA‡ 8.750%, 01/02/24 3 mo. PRIME + 5.50%	2,033,470
981	Parexel International Corp.‡ 2.807%, 09/27/24 1 mo. LIBOR + 2.75%	981

		10,741,284

	Consumer Discretionary (0.9%)
649,123	Meredith Corp.‡ 5.250%, 01/31/25 3 mo. LIBOR + 4.25%	662,715
600,000	Meredith Corp.! 0.000%, 01/31/25	612,564
1,200,000	Petco Animal Supplies, Inc.! 0.000%, 01/26/23	1,200,342
3,616,314	PetSmart, Inc.‡ 4.500%, 03/11/22 3 mo. LIBOR + 3.50%	3,620,274
1,050,000	PetSmart, Inc.! 0.000%, 03/11/22	1,051,149
530,000	PetSmart, Inc. 1.000%, 01/27/28	530,000
200,000	United Natural Foods, Inc.! 0.000%, 10/22/25	200,726

PRINCIPAL AMOUNT		VALUE
2,198,182	Weight Watchers International, Inc.‡ 5.500%, 11/29/24 1 mo. LIBOR + 4.75%	$2,205,744

		10,083,514

	Energy (0.1%)
223,263	Lealand Finance Company, BV‡ 1.121%, 06/30/25 1 mo. LIBOR + 1.00%	149,587
17,931	McDermott Technology Americas, Inc.‡ 3.121%, 06/30/24 1 mo. LIBOR + 3.00%	14,793
1,146,316	Par Pacific Holdings, Inc.‡ 7.000%, 01/12/26 3 mo. LIBOR + 6.75%	1,130,078

		1,294,458

	Financials (0.1%)
1,374,612	Connect Finco Sarl‡ 5.500%, 12/11/26 1 mo. LIBOR + 4.50%	1,380,255
286,729	Level 3 Financing, Inc.‡ 1.871%, 03/01/27 1 mo. LIBOR + 1.75%	285,565

		1,665,820

	Health Care (0.9%)
2,558,768	Amneal Pharmaceuticals, LLC‡ 3.625%, 05/04/25 1 mo. LIBOR + 3.50%	2,541,177
1,855,769	Endo Luxembourg Finance Company I Sarl‡ 5.000%, 04/29/24 3 mo. LIBOR + 4.25%	1,846,490
1,543,862	Gentiva Health Services, Inc.‡ 3.375%, 07/02/25 1 mo. LIBOR + 3.25%	1,547,244
1,117,178	Mallinckrodt International Finance, SA‡ 5.500%, 09/24/24 6 mo. LIBOR + 4.75%	1,055,806
1,658,637	Ortho Clinical Diagnostics, SA‡ 3.394%, 06/30/25 1 mo. LIBOR + 3.25%	1,656,564
2,394,584	Team Health Holdings, Inc.‡ 3.750%, 02/06/24 1 mo. LIBOR + 2.75%	2,243,928

		10,891,209

	Industrials (0.7%)
1,871,500	Berry Global, Inc.‡ 2.133%, 07/01/26 1 mo. LIBOR + 2.00%	1,871,144
1,193,660	BW Gas & Convenience Holdings, LLC‡ 6.380%, 11/18/24 1 mo. LIBOR + 6.25%	1,213,057
1,061,975	Dun & Bradstreet Corp.‡ 3.878%, 02/06/26 1 mo. LIBOR + 3.75%	1,066,149
804,813	Granite US Holdings Corp.‡ 5.504%, 09/30/26 3 mo. LIBOR + 5.25%	799,279

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
856,878	Navistar International Corp.‡ 3.630%, 11/06/24 1 mo. LIBOR + 3.50%	$858,056
569,422	RegionalCare Hospital Partners Holdings, Inc.‡ 3.871%, 11/16/25 1 mo. LIBOR + 3.75%	569,815
1,707,443	Scientific Games International, Inc.‡ 2.871%, 08/14/24 1 mo. LIBOR + 2.75%	1,681,567
270,188	TransDigm, Inc.‡ 2.371%, 12/09/25 1 mo. LIBOR + 2.25%	266,135

		8,325,202

	Information Technology (0.4%)
1,225,000	BMC Software Finance, Inc.‡ 4.371%, 10/02/25 1 mo. LIBOR + 4.25%	1,225,576
1,287,000	Camelot U.S. Acquisition 1 Company‡ 3.121%, 10/30/26 1 mo. LIBOR + 3.00%	1,291,556
705,000	Camelot U.S. Acquisition 1 Company‡ 4.000%, 10/30/26 1 mo. LIBOR + 3.00%	708,525
1,110,978	VFH Parent, LLC‡ 3.129%, 03/01/26 1 mo. LIBOR + 3.00%	1,110,745

		4,336,402

	Materials (0.1%)
769,188	Innophos, Inc.‡ 3.621%, 02/07/27 1 mo. LIBOR + 3.50%	770,791

	TOTAL BANK LOANS (Cost $48,399,532)	48,108,680

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (15.1%)

	Communication Services (0.8%)
8,500	2020 Cash Mandatory Exchangeable Trust*^ 5.250%, 06/01/23	9,827,811

	Consumer Discretionary (1.2%)
86,550	Aptiv, PLC 5.500%, 06/15/23	13,454,198

	Consumer Staples (0.3%)
39,120	Energizer Holdings, Inc.^ 7.500%, 01/15/22	3,597,084

	Financials (2.1%)
35,400	Assurant, Inc.^ 6.500%, 03/15/21	4,542,174
5,000	Bank of America Corp.‡‡ 7.250%	7,313,900
91,925	KKR & Company, Inc.^ 6.000%, 09/15/23	5,347,277

NUMBER OF SHARES		VALUE
4,800	Wells Fargo & Company‡‡ 7.500%	$6,931,200

		24,134,551

	Health Care (3.1%)
124,785	Avantor, Inc.^ 6.250%, 05/15/22	11,556,339
78,100	Boston Scientific Corp.^ 5.500%, 06/01/23	8,533,206
9,990	Danaher Corp.^ 4.750%, 04/15/22	16,186,797

		36,276,342

	Industrials (1.7%)
11,880	Fortive Corp. 5.000%, 07/01/21	11,408,364
80,725	Stanley Black & Decker, Inc.^ 5.250%, 11/15/22	8,796,603

		20,204,967

	Information Technology (2.1%)
16,850	Broadcom, Inc.^ 8.000%, 09/30/22	24,748,437

	Utilities (3.8%)
166,630	Dominion Energy, Inc. 7.250%, 06/01/22	16,446,381
74,895	DTE Energy Company 6.250%, 11/01/22	3,473,630
	NextEra Energy, Inc.
194,315	6.219%, 09/01/23	10,341,444
151,240	4.872%, 09/01/22	9,249,838
85,265	5.279%, 03/01/23^	4,556,562

		44,067,855

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $157,829,338)	176,311,245

COMMON STOCKS (0.8%)

	Communication Services (0.0%)
7,495	Cumulus Media, Inc. - Class A#	65,057

	Energy (0.7%)
42,604	Calfrac Well Services, Ltd.#	125,124
2,010	Chevron Corp.^	171,252
56,851	Denbury, Inc.#	1,626,507
64,000	Energy Transfer, LP	401,280
69,790	Enterprise Products Partners, LP	1,411,852
7,238	EP Energy Corp.#	296,758
14,650	GasLog, Ltd.^	60,065
67,200	Lonestar Resources US, Inc.#	335,328
19,280	Magellan Midstream Partners, LP~	857,189
121,309	Mcdermott International, Ltd.^#	123,735
7,600	Oasis Petroleum, Inc.^#	284,772
7,475	Schlumberger, Ltd.	166,020
318,369	Southwestern Energy Company^#	1,200,251
28,085	Targa Resources Corp.^	768,686
23,390	Tidewater, Inc.#	221,971
16,409	Weatherford International, PLC#	111,581
15,954	Whiting Petroleum Corp.#	324,504
9,185	Williams Companies, Inc.^	194,998

		8,681,873

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Financials (0.1%)
17,300	American International Group, Inc.	$647,712

	Industrials (0.0%)
175,361	McDermott International, Inc.#	178,868

	TOTAL COMMON STOCKS (Cost $22,841,465)	9,573,510

WARRANTS (0.0%) #
5,271	Denbury, Inc. 09/18/25, Strike $32.59	45,594
1,922	Denbury, Inc. 09/18/23, Strike $35.41	7,803
52,447	Mcdermott International, Ltd. 06/30/27, Strike $15.98	5
47,202	Mcdermott International, Ltd. 06/30/27, Strike $12.33	5

	TOTAL WARRANTS (Cost $307,618)	53,407

PREFERRED STOCKS (0.5%)

	Communication Services (0.1%)
45,340	United States Cellular Corp. 6.250%, 09/01/69	1,213,752

	Consumer Discretionary (0.1%)
6,663	Guitar Center, Inc.	752,863
8,419	Qurate Retail, Inc. 8.000%, 03/15/31	842,405

		1,595,268

	Energy (0.3%)
67,620	NuStar Energy, LP‡
	7.625%, 06/15/22
	3 mo. USD LIBOR + 5.64%	1,161,035
40,095	NuStar Energy, LP^‡
	8.500%, 12/15/21
	3 mo. USD LIBOR + 6.77%	803,905
47,000	NuStar Logistics, LP^‡
	6.975%, 01/15/43
	3 mo. USD LIBOR + 6.73%	1,041,990

		3,006,930

	TOTAL PREFERRED STOCKS (Cost $6,730,711)	5,815,950

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (1.6%) #

	Consumer Discretionary (0.6%)
590	Alibaba Group Holding, Ltd.
14,975,970	Call, 03/19/21, Strike $270.00	600,325
385	Tesla, Inc.
30,550,905	Put, 01/21/22, Strike $700.00	6,860,700

		7,461,025

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	Financials (0.2%)
3,660	Bank of America Corp.
10,851,900	Call, 01/21/22, Strike $35.00	$741,150
4,640	Wells Fargo & Company
13,864,320	Call, 04/16/21, Strike $30.00	1,039,360

		1,780,510

	Information Technology (0.2%)
2,065	Micron Technology, Inc.
16,162,755	Call, 06/18/21, Strike $75.00	2,292,150

	Other (0.6%)
1,500	Invesco QQQ Trust Series
47,184,000	Put, 01/21/22, Strike $275.00	3,330,000
1,300	SPDR S&P 500 ETF Trust
48,109,100	Put, 01/21/22, Strike $340.00	3,465,800

		6,795,800

	TOTAL PURCHASED OPTIONS (Cost $16,640,762)	18,329,485

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (4.7%)
27,209,005	JPMorgan Prime Money Market
	Fund - Capital Class, 0.110%***	27,222,609
27,219,732	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.030%***	27,219,732

	TOTAL SHORT TERM INVESTMENTS (Cost $54,442,341)	54,442,341

TOTAL INVESTMENTS (144.9%) (Cost $1,468,432,589)		1,688,585,937

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-9.4%)		(110,000,000)

LIABILITIES, LESS OTHER ASSETS (-35.5%)		(413,756,324)

NET ASSETS (100.0%)		$1,164,829,613

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $32,253,304.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

‡	Variable rate security. The rate shown is the rate in effect at January 31, 2021.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options.
The aggregate value of such securities is $12,122,564.
#	Non-income producing security.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

‡‡	Perpetual maturity.
***	The rate disclosed is the 7 day net yield as of January 31, 2021.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible and High Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

In March 2017, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium. The Fund adopted ASU2017-08 as of January 1, 2020, with no material impact on the Fund’s financial statements.

In October 2020, FASB issued ASU No. 2020-08, Codification Improvements to Subtopic 310-20, Receivables—Nonrefundable Fees and Other Costs (“ASU 2020-08”). ASU 2020-08 was issued to clarify how to amortize premiums for debt securities where there are bonds with multiple call dates. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Management has evaluated the impact of this guidance within the Fund’s financial statements and has determined the adoption of ASU 2020-08 will have no impact on the Fund’s financial statements.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2021 was as follows*:

Cost basis of investments	$1,468,432,589
Gross unrealized appreciation	272,891,783
Gross unrealized depreciation	(52,738,435)
Net unrealized appreciation (depreciation)	$220,153,348

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 4,400,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $110.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2021.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	1,460	$25	$36,500,000
Series B	9/06/24	4.00%	1,460	$25	$36,500,000
Series C	9/06/27	4.24%	1,480	$25	$37,000,000
				Total	$110,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Previously, the MRPS had been assigned a rating of “AA” by Fitch Ratings, Inc. (“Fitch”). As of December 17, 2020, Kroll Bond Rating Agency LLC (“Kroll”) replaced Fitch as the rating agency for the MRPS. The MRPS have been assigned a rating of `AA-’ by Kroll. If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by Kroll. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund, such as Kroll), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.